CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net Income/(Loss)	$ 153,550	$ 131,253	$ (32,936)
Other comprehensive income/(loss):
Unrealized gain/(loss) on available for sale securities	26,633	(1,846)	(9,771)
Amortization of deferred realized losses on cash flow hedges	3,632	3,622	3,694
Accelerated amortization of deferred realized losses on cash flow hedges			1,443
Total Other Comprehensive Income/(Loss)	30,265	1,776	(4,634)
Comprehensive Income/(Loss)	$ 183,815	$ 133,029	$ (37,570)